Warrant Liabilities	12 Months Ended
Jul. 31, 2022
Warrant Liabilities [Abstract]
Warrant Liabilities

17. Warrant Liabilities

	US$25,000 Registered Direct Offering	US$20,000 Registered Direct Offering	August 2021 Underwritten Public Offering	Total
	$	$	$	$
Opening balance as at August 1, 2020	1,917	1,533	-	3,450
Loss on revaluation of financial instruments	1,269	1,014	-	2,283
Balance as at July 31, 2021	3,186	2,547	-	5,733
Issued	-	-	39,255	39,255
Gain on revaluation of financial instruments	(3,178)	(2,541)	(38,552)	(44,271)
Balance as at July 31, 2022	8	6	703	717

The warrants are classified as a liability because the exercise price is denominated in US dollars, which is different to the functional currency of the Company. Losses (gains) on revaluation of the warrant liabilities are presented in Non-operating income (expenses) on the consolidated statements of loss and comprehensive loss.

August Underwritten Public Offering

On August 24, 2021, the Company closed an underwritten public offering for gross proceeds of US$144,800. Under this offering, the Company issued 24,540,012 warrants with an exercise price of US$3.45 per share. The warrant liability was measured at fair value using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:

	As at July 31, 2022	Initial recognition August 24, 2021
Number of warrants	24,540,012	24,540,012
Share price	US$0.19	US$2.58
Expected life	3 years	2.5 years
Dividend	US $nil	US $nil
Volatility	101%	96%
Risk free rate	2.98%	0.84%
Exchange rate (USD/CAD)	$1.2824	$1.2608

USD$20,000 Registered Direct Offering – Warrants

On January 21, 2020, the Company closed a registered direct offering with institutional investors for gross proceeds of US$20,000. Under this offering, the Company issued 1,497,007 warrants with an exercise price of US$9.80 per share. The warrant liability was measured at fair value using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:

	As at July 31, 2022	As at July 31, 2021	Initial recognition January 20, 2020
Number of warrants	1,497,007	1,497,007	1,497,007
Share price	US$0.19	US$3.97	US$5.80
Expected life	2.41 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	101%	95%	80%
Risk free rate	2.98%	0.38%	1.57%
Exchange rate (USD/CAD)	$1.2824	1.2462	1.3116

US$25,000 Registered Direct Offering – Warrants

On December 31, 2019, the Company closed a registered direct offering with institutional investors for gross proceeds of US$25,000. Under this offering, the Company issued 1,871,259 warrants with an exercise price of US$9.80 per share. The warrant liability was measured at fair value using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:

	As at July 31, 2022	As at July 31, 2021	Initial recognition December 31, 2019
Number of warrants	1,871,259	1,871,259	1,871,259
Share price	US$0.19	US$3.97	US$6.36
Expected life	2.41 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	101%	95%	79%
Risk free rate	2.98%	0.38%	1.71%
Exchange rate (USD/CAD)	$1.2824	1.2462	1.2988